Shareholder Report, Holdings (Details) - C000091471	Apr. 30, 2025
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	26.10%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(33.10%)
CurrencyExposure_Long_Egypt
Holdings [Line Items]
Percent of Net Long Exposure	6.50%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.40%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	4.60%
CurrencyExposure_Long_Australia
Holdings [Line Items]
Percent of Net Long Exposure	4.00%
CurrencyExposure_Long_Taiwan
Holdings [Line Items]
Percent of Net Long Exposure	3.90%
CurrencyExposure_Long_Iceland
Holdings [Line Items]
Percent of Net Long Exposure	3.80%
CurrencyExposure_Long_Singapore
Holdings [Line Items]
Percent of Net Long Exposure	3.00%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	58.30%
CurrencyExposure_Short_Kuwait
Holdings [Line Items]
Percent of Net Short Exposure	(3.70%)
CurrencyExposure_Short_China
Holdings [Line Items]
Percent of Net Short Exposure	(8.30%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(11.10%)
CurrencyExposure_Short_Other
Holdings [Line Items]
Percent of Net Short Exposure	(10.00%)
AssetInsurance Linked Securities
Holdings [Line Items]
Percent of Total Investments	1.70%
AssetSovereign Loans
Holdings [Line Items]
Percent of Total Investments	2.80%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	6.00%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	8.20%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	13.00%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	66.30%